UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.2%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	$793,099
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,894,740
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,017,837

Total Bangladesh			$3,705,676

Bosnia and Herzegovina — 1.8%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$791,983
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	578,666
Republic of Srpska, 1.50%, 5/31/25	BAM	414	195,379
Republic of Srpska, 1.50%, 12/24/25	BAM	829	379,889
Republic of Srpska, 1.50%, 9/25/26	BAM	469	216,060

Total Bosnia and Herzegovina			$2,161,977

Brazil — 3.1%
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	12,035	$3,746,219

Total Brazil			$3,746,219

Czech Republic — 2.4%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	72,580	$2,927,151

Total Czech Republic			$2,927,151

Dominican Republic — 4.8%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	39,700	$864,519
Dominican Republic, 14.00%, 6/8/18(1)	DOP	218,600	4,940,440

Total Dominican Republic			$5,804,959

Georgia — 1.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$68,936
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	192,551
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	182,864
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	5,648
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	306,154
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	547,740

Total Georgia			$1,303,893

Iceland — 8.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,588,200
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	617,718
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	3,958,068

Total Iceland			$10,163,986

Serbia — 4.6%
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	368,740	$3,249,319
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	864,700

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,447,819

Total Serbia			$5,561,838

Total Foreign Government Bonds (identified cost $39,267,996)			$35,375,699

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29(2)		$144,553	$158,096
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(2)(3)		436,005	480,566

Total Collateralized Mortgage Obligations (identified cost $598,693)			$638,662

Mortgage Pass-Throughs — 2.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.85% with maturity at 2035(2)(4)		$715,853	$729,641
3.83% with maturity at 2035(4)		543,300	582,244
7.00% with maturity at 2033		342,724	393,871
7.50% with maturity at 2035		222,986	262,921
8.50% with maturity at 2032		182,614	221,275

			$2,189,952

Government National Mortgage Association:
7.00% with maturity at 2035(2)		$603,966	$704,918
9.00% with various maturities to 2024		217,696	238,557

			$943,475

Total Mortgage Pass-Throughs (identified cost $2,954,510)			$3,133,427

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	USD	2,000	CAD	1.31	12/8/17	$83,804
Call RUB/Put USD	Citibank, N.A.	USD	3,000	RUB	62.10	9/28/17	112,623
Call RUB/Put USD	Citibank, N.A.	USD	4,250	RUB	60.00	9/28/17	93,785

Total Currency Options Purchased (identified cost $184,882)							$290,212

Short-Term Investments — 59.6%

Foreign Government Securities — 17.4%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.3%
Letra do Tesouro Nacional, 0.00%, 7/1/17	BRL	5,000	$1,516,437

Total Brazil			$1,516,437

Denmark — 4.7%
Denmark Treasury Bill, 0.00%, 3/1/17	DKK	39,000	$5,664,352

Total Denmark			$5,664,352

Georgia — 2.8%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	81	$29,363
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	9,500	3,416,094

Total Georgia			$3,445,457

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	18,480	$98,336
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	14,121	75,134

Total Iceland			$173,470

Kazakhstan — 2.1%
National Bank of Kazakhstan Note, 0.00%, 2/17/17	KZT	514,988	$1,584,057
National Bank of Kazakhstan Note, 0.00%, 4/21/17	KZT	325,000	980,493

Total Kazakhstan			$2,564,550

Sri Lanka — 6.4%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,501,587
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,224,276

Total Sri Lanka			$7,725,863

Total Foreign Government Securities (identified cost $21,850,025)			$21,090,129

U.S. Treasury Obligations — 27.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(2)		$22,700	$22,695,823
U.S. Treasury Bill, 0.00%, 3/2/17		11,000	10,995,776

Total U.S. Treasury Obligations (identified cost $33,679,857)			$33,691,599

Other — 14.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(5)		17,367,644	$17,369,381

Total Other (identified cost $17,369,381)			$17,369,381

Value
Total Short-Term Investments (identified cost $72,899,263)	$72,151,109

Total Investments — 92.1% (identified cost $115,905,344)	$111,589,109

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call RUB/Put USD	Goldman Sachs International	USD	4,250	RUB	55.00	9/28/17	$(26,507)
Call RUB/Put USD	Goldman Sachs International	USD	3,000	RUB	62.10	9/28/17	(112,623)

Total Currency Options Written (premiums received $190,770)							$(139,130)

Other Assets, Less Liabilities — 8.0%							$9,717,537

Net Assets — 100.0%							$121,167,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $8,732,110 or 7.2% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $11,839.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	2,250,000	USD	668,251	Standard Chartered Bank	2/2/17	$45,786	$—
USD	719,885	BRL	2,250,000	Standard Chartered Bank	2/2/17	5,848	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	1,018	—
KES	108,328,000	USD	1,023,894	Citibank, N.A.	2/6/17	19,047	—
KES	118,800,000	USD	1,120,755	JPMorgan Chase Bank, N.A.	2/6/17	23,007	—
PLN	17,429,164	EUR	4,012,224	Citibank, N.A.	2/6/17	20,043	—
RUB	382,152,669	USD	5,851,455	BNP Paribas	2/6/17	498,751	—
USD	346,949	KES	36,100,000	Citibank, N.A.	2/6/17	—	(609)
USD	346,949	KES	36,100,000	Citibank, N.A.	2/6/17	—	(609)
USD	347,218	KES	36,128,000	Citibank, N.A.	2/6/17	—	(609)
USD	380,490	KES	39,590,000	Citibank, N.A.	2/6/17	—	(667)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	380,490	KES	39,590,000	Citibank, N.A.	2/6/17	$—	$(667)
USD	380,778	KES	39,620,000	Citibank, N.A.	2/6/17	—	(668)
USD	1,476,758	RUB	88,000,000	Bank of America, N.A.	2/6/17	14,468	—
EUR	617,694	USD	657,473	Standard Chartered Bank	2/8/17	9,459	—
USD	6,704,765	EUR	6,130,828	Standard Chartered Bank	2/8/17	85,224	—
TRY	2,340,000	USD	659,863	Deutsche Bank AG	2/14/17	—	(41,926)
CLP	432,000,000	USD	661,359	BNP Paribas	2/15/17	4,108	—
EUR	103,326	USD	107,844	Standard Chartered Bank	2/15/17	3,747	—
USD	3,184,542	EUR	2,900,655	Standard Chartered Bank	2/15/17	51,848	—
ZAR	9,150,000	USD	665,470	JPMorgan Chase Bank, N.A.	2/15/17	12,044	—
EUR	285,816	SEK	2,700,000	State Street Bank and Trust Company	2/17/17	—	(166)
MXN	6,750,000	USD	309,474	HSBC Bank USA, N.A.	2/17/17	13,525	—
SEK	60,648,555	EUR	6,403,708	Morgan Stanley & Co. International PLC	2/17/17	21,461	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	1,886	—
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	1,034	—
RON	14,054,300	EUR	3,125,122	BNP Paribas	2/28/17	—	(638)
USD	5,745,468	DKK	39,000,000	Standard Chartered Bank	3/1/17	77,901	—
BRL	2,250,000	USD	714,683	Standard Chartered Bank	3/2/17	—	(5,720)
IDR	31,332,563,000	USD	2,265,550	Barclays Bank PLC	3/2/17	76,721	—
IDR	17,352,570,000	USD	1,275,924	Citibank, N.A.	3/2/17	21,270	—
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	2,111	—
USD	298,507	IDR	4,000,000,000	Barclays Bank PLC	3/2/17	—	(513)
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	665	—
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	120	—
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	934	—
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	420	—
KES	11,639,000	USD	110,479	ICBC Standard Bank plc	3/8/17	931	—
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	1,587	—
KES	10,444,000	USD	99,089	Standard Chartered Bank	3/9/17	862	—
COP	11,940,000,000	USD	4,001,005	The Bank of Nova Scotia	3/13/17	53,453	—
KES	17,034,000	USD	161,460	Citibank, N.A.	3/13/17	1,424	—
PEN	11,460,000	USD	3,337,216	BNP Paribas	3/13/17	151,931	—
PHP	245,385,000	USD	4,846,632	Standard Chartered Bank	3/16/17	78,985	—
EUR	286,199	NOK	2,550,000	Standard Chartered Bank	3/20/17	300	—
NOK	39,800,000	EUR	4,393,149	The Toronto-Dominion Bank	3/20/17	75,152	—
EUR	258,877	USD	271,080	Goldman Sachs International	3/22/17	8,978	—
KES	35,800,000	USD	339,981	Standard Chartered Bank	3/24/17	1,569	—
GBP	1,165,000	USD	1,427,957	Goldman Sachs International	4/3/17	39,756	—
BRL	1,783,845	USD	506,486	Bank of America, N.A.	4/5/17	50,614	—
BRL	11,532,286	USD	2,993,067	Standard Chartered Bank	4/5/17	608,502	—
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	—	(134,139)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(1,068,769)
USD	573,275	BRL	2,040,000	BNP Paribas	4/5/17	—	(63,823)
USD	888,414	BRL	3,080,131	Citibank, N.A.	4/5/17	—	(73,521)
CAD	1,527,830	USD	1,155,388	Standard Chartered Bank	4/6/17	19,516	—
ILS	16,875,000	USD	4,392,209	Citibank, N.A.	4/6/17	91,622	—
USD	305,232	CAD	400,000	Goldman Sachs International	4/6/17	—	(2,369)
USD	2,103,100	EUR	2,000,000	Standard Chartered Bank	4/10/17	—	(62,665)
USD	5,697,271	EUR	5,417,974	Standard Chartered Bank	4/10/17	—	(169,759)
EUR	66,053	USD	69,910	Standard Chartered Bank	4/13/17	1,627	—
USD	598,665	EUR	565,611	Goldman Sachs International	4/13/17	—	(13,906)
USD	305,689	EUR	284,000	Standard Chartered Bank	4/13/17	—	(1,890)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,963,398	EUR	9,420,673	Standard Chartered Bank	4/13/17	$—	$(239,428)
RSD	274,330,655	EUR	2,188,517	Citibank, N.A.	4/18/17	7,535	—
RSD	129,125,600	EUR	1,030,532	Citibank, N.A.	4/18/17	3,101	—
RSD	76,192,570	EUR	610,517	Citibank, N.A.	4/18/17	—	(809)
INR	277,200,000	USD	4,028,432	Morgan Stanley & Co. International PLC	4/19/17	42,136	—
KES	6,400,000	USD	60,150	Citibank, N.A.	6/7/17	—	(128)
KES	75,690,000	USD	697,604	Citibank, N.A.	6/19/17	10,233	—
KES	75,690,000	USD	695,680	Citibank, N.A.	7/3/17	9,807	—
USD	1,452,855	BRL	5,000,000	Citibank, N.A.	7/7/17	—	(75,994)
IDR	42,819,537,000	USD	3,138,112	BNP Paribas	7/17/17	—	(2,907)
KES	75,748,000	USD	691,131	Citibank, N.A.	8/1/17	10,077	—

						$2,282,144	$(1,962,899)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-17	$(1,296,023)	$(1,296,539)	$(516)
U.S. 10-Year Treasury Note	4	Short	Mar-17	(498,570)	(497,875)	695

						$179

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CZK	-	Czech Koruna

DKK	-	Danish Krone

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,979	$87,868
Options written	7,250	190,770
Options expired	(1,979)	(87,868)

Outstanding, end of period	$7,250	$190,770

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency options purchased	$290,212	$—
Foreign Exchange	Currency options written	—	(139,130)
Foreign Exchange	Forward foreign currency exchange contracts	2,282,144	(1,962,899)

Total		$2,572,356	$(2,102,029)

Interest Rate	Financial futures contracts*	$695	$(516)

Total		$695	$(516)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$117,454,381

Gross unrealized appreciation	$1,014,124
Gross unrealized depreciation	(6,879,396)

Net unrealized depreciation	$(5,865,272)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$35,375,699	$—	$35,375,699
Collateralized Mortgage Obligations	—	638,662	—	638,662
Mortgage Pass-Throughs	—	3,133,427	—	3,133,427
Currency Options Purchased	—	290,212	—	290,212
Short-Term Investments -
Foreign Government Securities	—	21,090,129	—	21,090,129
U.S. Treasury Obligations	—	33,691,599	—	33,691,599
Other	—	17,369,381	—	17,369,381
Total Investments	$—	$111,589,109	$—	$111,589,109
Forward Foreign Currency Exchange Contracts	$—	$2,282,144	$—	$2,282,144
Futures Contracts	695	—	—	695
Total	$695	$113,871,253	$—	$113,871,948

Liability Description
Currency Options Written	$—	$(139,130)	$—	$(139,130)
Forward Foreign Currency Exchange Contracts	—	(1,962,899)	—	(1,962,899)
Futures Contracts	(516)	—	—	(516)
Total	$(516)	$(2,102,029)	$—	$(2,102,545)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017